Income Taxes - Deferred tax assets/liabilities table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Gross [Abstract]
Net operating losses and tax credit carryforwards	$ 53,968	$ 6,745
Investment in partnership	115,861	0
Deferred revenue	207	2,575
Solar generation facilities	0	44,218
Other	2,078	0
Total deferred tax assets	172,114	53,538
Valuation allowance	(167,508)	0
Net deferred tax assets	4,606	53,538
Deferred tax liabilities:
Solar generation facilities	7,473	57,971
Other	229	2,039
Total deferred tax liabilities	7,702	60,010
Net deferred tax liabilities	$ 3,096	$ 6,472